INCOME TAX - Narrative (Details) - 10K - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Valuation allowance, increase	$ 11,025
Unrecognized tax benefits that would affect effective tax rate if recognized	0	$ 0
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	45,185
Operating loss carryforwards, not subject to expiration	39,061
Operating loss carryforwards subject to expiration	6,124
Federal | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	136
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	29,552
State | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward	17
Local
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 17,772